SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2019 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 36,538.7
Fair Value	39,254.3
Amount At Which Shown In The Balance Sheet	39,254.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	32,643.1
Fair Value	33,110.3
Amount At Which Shown In The Balance Sheet	33,110.3
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	13,100.7
Fair Value	13,251.1
Amount At Which Shown In The Balance Sheet	13,251.1
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,686.0
Fair Value	1,713.3
Amount At Which Shown In The Balance Sheet	1,713.3
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	303.8
Fair Value	314.1
Amount At Which Shown In The Balance Sheet	314.1
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	6,556.5
Fair Value	6,753.6
Amount At Which Shown In The Balance Sheet	6,753.6
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,810.4
Fair Value	10,883.2
Amount At Which Shown In The Balance Sheet	10,883.2
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	185.7
Fair Value	195.0
Amount At Which Shown In The Balance Sheet	195.0
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,096.8
Fair Value	4,345.2
Amount At Which Shown In The Balance Sheet	4,345.2
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	81.6
Fair Value	172.7
Amount At Which Shown In The Balance Sheet	172.7
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	220.9
Fair Value	664.9
Amount At Which Shown In The Balance Sheet	664.9
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	823.0
Fair Value	2,468.7
Amount At Which Shown In The Balance Sheet	2,468.7
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	971.3
Fair Value	1,038.9
Amount At Which Shown In The Balance Sheet	1,038.9
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,798.8
Fair Value	1,798.8
Amount At Which Shown In The Balance Sheet	$ 1,798.8